Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following:

	June 30, 2022	December 31, 2021
Professional fees	$571,761	$123,756
Accrued bonus	216,959	349,000
Accrued vacation	26,006	25,945
Other	92,051	7,910

Accrued expenses and other current liabilities	$906,777	$506,611

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2021	2020
Accrued bonus	$349,000	$—
Professional fees	123,756	85,088
Accrued vacation	25,945	20,328
Other	7,910	1,394

Accrued expenses and other current liabilities	$506,611	$106,810